Equity Equity, Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
General partner units issued (units)	1,900,515	1,900,515
General partner's ownership interest	2.00%
Common units issued (units)	93,633,156	93,478,326
Common Stock, Call or Exercise Features	825000
Shares Issued, Price Per Share	$ 47.13
Public common units
Common units outstanding (units)	61,188,041
Tesoro common units
Common units outstanding (units)	32,445,115
Common
Proceeds from Issuance of Common Limited Partners Units	$ 293
Tesoro
Tesoro's ownership interest	36.00%
Limited Partners Common Units [Member]
Common units issued (units)	6,325,000